Inventories (Details) - Schedule of movement in provision for inventory obsolescence and net realizable value - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of movement in provision for inventory obsolescence and net realizable value [Abstract]
Opening balance	S/ 14,975	S/ 11,167	S/ 8,449
Additions	2,498	3,808	3,183
Recoveries	(220)		(465)
Final balance	S/ 17,253	S/ 14,975	S/ 11,167